Other net losses Other Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Income and Expenses [Abstract]
Acquisition and transition-related costs	$ 882	$ 3,116	$ 2,984	$ 3,142
Tax reform	0	11,728	0	11,728
Management succession and executive retirement expense	0	6,952	0	6,952
Other	931	5,144	7,213	6,008
Other losses	$ 1,813	$ 26,940	$ 10,197	$ 27,830